Restatement of Previously Issued Financial Statement	3 Months Ended
Mar. 31, 2021
Accounting Changes and Error Corrections [Abstract]
Restatement of Previously Issued Financial Statement
NOTE 3 — RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENT
The Company previously accounted for its outstanding Public Warrants (Note 4) and Placement Warrants (collectively, with the Public Warrants, the “Warrants”) issued in connection with its IPO as components of equity instead of as derivative liabilities. The warrant agreement governing the Warrants (the “Warrant Agreement”) includes a provision that provides for potential changes to the settlement amounts dependent upon the characteristics of the holder of the Warrant. In addition, the Warrant Agreement includes a provision that in the event of a tender offer or exchange offer made to and accepted by holders of more than

50% of the outstanding shares of a single class of stock, all holders of the Warrants would be entitled to receive cash for their Warrants (the “tender offer provision”).
On April 12, 2021, the Acting Director of the Division of Corporation Finance and Acting Chief Accountant of the SEC together issued a statement regarding the accounting and reporting considerations for warrants issued by special purpose acquisition companies entitled “Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Statement”). Specifically, the SEC Statement focused on certain settlement terms and provisions related to certain tender offers following a business combination, which terms are similar to those contained in the Warrant Agreement.

In further consideration of the SEC Statement, the Company’s management evaluated the Warrants under ASC Subtopic
815-40,
Contracts in Entity’s Own Equity. ASC
Section 815-40-15
addresses equity versus liability treatment and classification of equity-linked financial instruments, including warrants, and states that a warrant may be classified as a component of equity only if, among other things, the warrant is indexed to the issuer’s common stock. Under ASC
Section 815-40-15,
a warrant is not indexed to the issuer’s common stock if the terms of the warrant require an adjustment to the exercise price upon a specified event and that event is not an input to the fair value of the warrant. Based on management’s evaluation, the Company’s audit committee, in consultation with management, concluded that the Placement Warrants are not indexed to the common stock in the manner contemplated by ASC
Section 815-40-15
because the holder of the instrument is not an input into the pricing of a fixed-for-fixed
option on equity shares. In addition, based on management’s evaluation, the audit committee, in consultation with management, concluded that the tender offer provision fails the “classified in stockholders’ equity” criteria as contemplated by ASC
Section 815-40-25.
In accordance with ASC Topic 340, Other Assets and Deferred Costs, as a result of the classification of the Warrants as derivative liabilities, the Company expensed a portion of the offering costs originally recorded as a reduction in equity. The portion of offering costs that was expensed was determined based on the relative fair value of the Public Warrants and Class A common stock included in the Units.
As a result of the above, the Company should have classified the Warrants as derivative liabilities in its previously issued financial statement as of January 12, 2021. Under this accounting treatment, the Company is required to measure the fair value of the Warrants at the end of each reporting period as well as re-evaluate
the treatment of the Warrants and recognize changes in the fair value from the prior period in the operating results for the current period.
The Company’s accounting for the Warrants as components of equity instead of as derivative liabilities did not have any effect on the previously reported investments held in trust or cash.

	As Previously Reported	Restatement	As Restated
Balance sheet as of January 12, 2021 (audited)
Warrant Liability – Public Warrants	$—	$4,200,000	$4,200,000
Warrant Liability – Placement Warrants	—	130,800	130,800
Total Warrant Liabilities	—	4,330,800	4,330,800
Class A Common Stock Subject to Possible Redemption	165,376,070	(4,330,800)	161,045,270
Class A Common Stock	151	44	195
Additional Paid-in Capital	5,001,101	242,289	5,243,390
Accumulated Deficit	(1,698)	(242,333)	(244,031)
Number of Class A Common Stock Subject to Possible Redemptio n	16,537,607	(433,080)	16,104,527